Long-Term Debt (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended			3 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2013	May 16, 2012	May 28, 2013	Jun. 30, 2013	Apr. 05, 2013	May 05, 2011	Jul. 26, 2012	Dec. 27, 2012
Long-term debt
Interest rate (as a percent)					7.00%
Premiums, interest expense and deferred financing costs, as applicable	$ 207,149,000	$ 220,596,000	$ 631,405,000	$ 663,823,000	$ 878,550,000	$ 647,298,000	$ 552,036,000
7 % Senior Notes due 2013
Long-term debt
Interest rate (as a percent)		7.00%		7.00%	7.00%	7.00%		7.00%
Debt repurchased		49,000,000		49,000,000
Principal balance of debt redeemed					500,000,000			451,000,000
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%
6 5/8% Senior Notes due 2014
Long-term debt
Interest rate (as a percent)	6.625%		6.625%		6.625%	6.625%
Debt repurchased	100,000,000		100,000,000
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%
Annual Debt Service Requirements					66,250,000
7 3/4% Senior Notes due 2015
Long-term debt
Interest rate (as a percent)	7.75%		7.75%		7.75%	7.75%
Debt repurchased	100,000,000		100,000,000
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%
Annual Debt Service Requirements					58,125,000
7 1/8% Senior Notes due 2016
Long-term debt
Interest rate (as a percent)	7.125%		7.125%		7.125%	7.125%
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%
Annual Debt Service Requirements					106,875,000
4 5/8% Senior Notes due 2017
Long-term debt
Interest rate (as a percent)	4.625%		4.625%		4.625%	4.625%			4.625%
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control									101.00%
Aggregate principal amount									900,000,000
Term of debt instrument									5 years
Debt instrument issuance as a percentage of the face amount									100.00%
Annual Debt Service Requirements					41,625,000
4 5/8% Senior Notes due 2017 | Redemption Prior to July 15, 2015
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions									35.00%
5% Senior Notes due 2017
Long-term debt
Interest rate (as a percent)										5.00%
Redemption price as a percentage of principal amount					100.00%
Aggregate principal amount										1,250,000,000
Term of debt instrument										4 years
Debt instrument issuance as a percentage of the face amount										100.00%
Premiums, interest expense and deferred financing costs, as applicable											7,000,000
4 1/4% Senior Notes due 2018
Long-term debt
Interest rate (as a percent)	4.25%		4.25%		4.25%	4.25%						4.25%
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control												101.00%
Aggregate principal amount												1,200,000,000
Term of debt instrument												5 years
Debt instrument issuance as a percentage of the face amount												100.00%
Annual Debt Service Requirements					51,000,000
4 1/4% Senior Notes due 2018 | Redemption Prior to April 1, 2016
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions												35.00%
7 7/8% Senior Notes due 2019
Long-term debt
Interest rate (as a percent)	7.875%		7.875%		7.875%	7.875%
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%
Annual Debt Service Requirements					110,250,000
5 1/8% Senior Notes due 2020
Long-term debt
Interest rate (as a percent)	5.125%		5.125%		5.125%	5.125%						5.125%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control												101.00%
Aggregate principal amount												1,100,000,000
Term of debt instrument												7 years
Debt instrument issuance as a percentage of the face amount												100.00%
Annual Debt Service Requirements					56,375,000
5 1/8% Senior Notes due 2020 | Redemption Prior to May 1, 2016
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions												35.00%
6 3/4% Senior Notes due 2021
Long-term debt
Interest rate (as a percent)	6.75%		6.75%		6.75%	6.75%							6.75%
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control													101.00%
Aggregate principal amount													2,000,000,000
Term of debt instrument													10 years
Debt instrument issuance as a percentage of the face amount													99.093%
Annual Debt Service Requirements					135,000,000
6 3/4% Senior Notes due 2021 | Redemption Prior to June 1, 2014
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions													35.00%
5 7/8% Senior Notes due 2022
Long-term debt
Interest rate (as a percent)	5.875%		5.875%		5.875%	5.875%			5.875%
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control									101.00%
Aggregate principal amount									1,000,000,000					1,000,000,000
Term of debt instrument									10 years					10 years
Debt instrument issuance as a percentage of the face amount									100.00%					100.75%
Annual Debt Service Requirements					117,500,000
5 7/8% Senior Notes due 2022 | Redemption Prior to July 15, 2015
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions									35.00%
5% Senior Notes due 2023
Long-term debt
Interest rate (as a percent)	5.00%		5.00%		5.00%	5.00%									5.00%
Redemption price as a percentage of principal amount					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control															101.00%
Aggregate principal amount															1,500,000,000
Debt instrument issuance as a percentage of the face amount															100.00%
Annual Debt Service Requirements					75,000,000
5% Senior Notes due 2023 | Redemption Prior to March 15, 2016
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions															35.00%
6 1/4% Senior Notes due 2023
Long-term debt
Interest rate (as a percent)										6.25%
Aggregate principal amount										1,350,000,000
Term of debt instrument										10 years
Debt instrument issuance as a percentage of the face amount										100.00%
Premiums, interest expense and deferred financing costs, as applicable											$ 23,000,000